Impairment (Tables)	12 Months Ended
Dec. 31, 2020
Impairment
Schedule of the allocation of goodwill to groups of CGU's

EURm	2020	2019
Mobile Networks	729	776
Fixed Networks	609	856
Global Services	958	1 020
IP/Optical Networks	1 865	1 914
Nokia Software	914	961

Schedule of key assumptions applied in impairment testing analysis

	2020	2019	2020	2019
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.2	1.1	8.0	8.4
Fixed Networks	0.8	1.1	7.4	7.6
Global Services	1.1	0.9	7.6	8.0
IP/Optical Networks	1.4	1.4	7.9	8.2
Nokia Software	1.5	1.5	7.0	7.6

Schedule of impairment charges by asset category

EURm	2020	2019	2018
Goodwill	200	–	–
Other intangible assets	9	12	16
Property, plant and equipment	–	4	39
Right-of-use assets(1)	32	20	–
Investments in associated companies and joint ventures	4	2	–
Financial assets	1	64	–
Total	246	102	55

(1)   The Group adopted IFRS 16, Leases, on January 1, 2019. In 2019, a EUR 20 million impairment charge is presented net of onerous lease contract provision releases.